NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2025	December 31, 2024
Participating non-controlling interests – in operating subsidiaries	$23,627	$26,168
General partnership interest in a holding subsidiary held by Brookfield	47	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,280	2,457
BEPC exchangeable shares and class A.2 exchangeable shares	2,106	2,269
Preferred equity	568	537
Perpetual subordinated notes	737	737
	$29,365	$32,218
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Interests held by third parties	As at December 31, 2024	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Return of capital	Disposals	Distributions	Acquisitions	Other	As at As at June 30, 2025
Brookfield Americas Infrastructure Fund	78%	$44	$(1)	$(9)	$—	$—	$—	$—	$—	$(1)	$33
Brookfield Infrastructure Fund II	43% - 60%	2,011	13	(170)	—	—	—	(18)	—	—	1,836
Brookfield Infrastructure Fund III	23% - 71%	3,456	(12)	74	7	(155)	—	(232)	—	(11)	3,127
Brookfield Infrastructure Fund IV	75%	2,106	(22)	116	202	(208)	(162)	(52)	—	5	1,985
Brookfield Infrastructure Fund V	72%	1,955	(29)	9	(1)	1	—	(60)	—	1	1,876
Brookfield Global Transition Fund I	77% - 80%	5,312	(14)	72	326	(99)	—	(51)	—	(44)	5,502
Brookfield Global Transition Fund II	66% - 80%	329	71	15	596	—	—	(17)	—	19	1,013
Neoen institutional partners	24% - 38%	601	127	27	617	—	—	—	(194)	—	1,178
Canadian Hydroelectric Portfolio	50%	1,219	15	96	1	—	—	(29)	—	—	1,302
The Catalyst Group	25%	125	12	8	—	—	—	(3)	—	—	142
Isagen institutional partners	53%	3,447	30	299	—	—	—	(275)	—	—	3,501
Isagen public non-controlling interests	0.3%	22	—	2	—	—	—	—	—	—	24
Other	2% - 71%	5,541	60	(111)	81	(1)	(432)	(23)	(2,972)	(35)	2,108
Total		$26,168	$250	$428	$1,829	$(462)	$(594)	$(760)	$(3,166)	$(66)	$23,627
As at December 31, 2024, the 47% of Neoen’s ownership interest that was not held by Brookfield Renewable and its institutional partners was recorded as non-controlling interest at its implied fair value equivalent to the amount paid for the initial 53% controlling stake in accordance with IFRS 10, Consolidated Financial Statements. The MTO conducted during the first quarter triggered the reclassification of the NCI and as of March 31, 2025, the 2% ownership interest that was not held by Brookfield Renewable and its institutional partners was recorded at a value of $194 million within Provisions in the consolidated statements of financial position. During the quarter, Brookfield Renewable, together with its institutional partners, completed a squeeze-out procedure to acquire the Neoen shares not tendered in the offer. Refer to Note 2 - Acquisitions for more details.
General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield, Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield Holders and Class A.2 exchangeable shares of Brookfield Renewable Holdings Corporation held by Brookfield Holders.
Brookfield, as the owner of the 1% GP interest in BRELP, is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. As at June 30, 2025, to the extent that LP unit distributions exceed $0.20 per LP unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP unit distributions exceed $0.2253 per LP unit per quarter, the incentive distribution is equal to 25% of distributions above this threshold. Incentive distributions of $35 million and $72 million were declared during the three and six months ended June 30, 2025 (2024: $32 million and $65 million, respectively).
Consolidated equity includes Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and the GP interest. The Redeemable/Exchangeable partnership units and the GP interest are held 100% by Brookfield, the BEPC exchangeable shares and class A.2 exchangeable shares are held 25% by Brookfield Holders, with the remainder held by public shareholders. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares provide the holder, at its discretion, with the right to redeem these units or shares, respectively, for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP units of Brookfield Renewable, or in the case of class A.2 exchangeable shares, BEPC exchangeable shares or LP units, at the election of Brookfield, rather than cash, on a one-for-one basis, the Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares are classified as equity in accordance with IAS 32, Financial Instruments: Presentation. Refer to Note 20 - Related party transactions for more details.
The Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and the GP interest are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Renewable. During the three and six months ended June 30, 2025, exchangeable shareholders of BEPC exchanged 248 and 35,561 BEPC exchangeable shares, respectively (2024: 7,459 and 10,142 BEPC exchangeable shares, respectively) for an equivalent number of LP units amounting to less than $1 million (2024: less than $1 million). No Redeemable/Exchangeable partnership units or class A.2 exchangeable shares have been redeemed.
The Redeemable/Exchangeable partnership units issued by BRELP, the BEPC exchangeable shares issued by BEPC and the class A.2 exchangeable shares issued by BRHC have the same economic attributes in all respects to the LP units issued by Brookfield Renewable, except for the redemption rights described above. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and the GP interest, excluding incentive distributions, participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP units of Brookfield Renewable.
As at June 30, 2025, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares on a combined basis and units of GP interest outstanding were 194,487,939 units (December 31, 2024: 194,487,939 units), 179,605,290 shares (December 31, 2024: 179,640,851 shares), and 3,977,260 units (December 31, 2024: 3,977,260 units), respectively.
In December 2024, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units and outstanding BEPC exchangeable shares. Brookfield Renewable is authorized to repurchase up to 14,255,578 LP units and 8,982,042 BEPC exchangeable shares, representing 5% of its issued and outstanding LP units and BEPC exchangeable shares. The bids will expire on December 17, 2025, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no BEPC exchangeable shares repurchased during the three and six months ended June 30, 2025 and 2024.
Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
General partnership interest in a holding subsidiary held by Brookfield	$2	$1	$4	$2
Incentive distribution	35	32	72	65
	37	33	76	67
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	73	69	147	139
BEPC exchangeable shares and class A.2 exchangeable shares held by
Brookfield Holders	17	16	34	32
External shareholders	50	48	101	97
Total BEPC exchangeable shares and class A.2 exchangeable shares	67	64	135	129
	$177	$166	$358	$335
Preferred equity
Brookfield Renewable's preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2025	2024	June 30, 2025	December 31, 2024
Series 1 (C$209)	8.37	5.20	April 2025	$4	$2	$153	$119
Series 2 (C$40)(1)	1.59	5.27	April 2025	1	2	30	54
Series 3 (C$249)	9.96	6.52	July 2024	4	4	182	172
Series 5 (C$103)	4.11	5.00	April 2018	2	2	75	71
Series 6 (C$175)	7.00	5.00	July 2018	3	3	128	121
	31.03			$14	$13	$568	$537
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
Distributions paid during the three and six months ended June 30, 2025, totaled $7 million and $14 million, respectively (2024: $6 million and $13 million).
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at June 30, 2025, none of the issued Class A Preference Shares have been redeemed by BRP Equity.
During the quarter, Brookfield Renewable declared the fixed quarterly distributions on the Class A Preference Shares, Series 1 of BRP Equity during the five years commencing May 1, 2025 will be paid at an annual rate of 5.203%.
During the quarter, Brookfield Renewable declared the floating quarterly distributions on the Class A Preference Shares, Series 2 of BRP Equity during the three months commencing May 1, 2025 will be paid at an annualized rate of 5.27%.
During the quarter, 1,619 Class A Preference Shares, Series 1 of BRP Equity were converted, on a one-for-one basis, into Class A Preference Shares, Series 2 of BRP Equity.
During the quarter, 1,524,396 Class A Preference Shares, Series 2 of BRP Equity were converted, on a one-for-one basis, into Class A Preference Shares, Series 1 of BRP Equity.
In December 2024, the Toronto Stock Exchange accepted notice of BRP Equity’s intention to renew the normal course issuer bid in connection with its outstanding Class A Preference Shares for another year to December 17, 2025, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, BRP Equity is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. There were no repurchases of Class A Preference Shares during the three and six ended June 30, 2025 and 2024.
Perpetual subordinated notes
Brookfield Renewable's perpetual subordinated notes consists:

(MILLIONS EXCEPT AS NOTED)	Notes outstanding	Interest rate (%)	Earliest permitted redemption date	Interest expense for the six months ended June 30		Carrying value as at

Issuance date				2025	2024	June 30, 2025	December 31, 2024
April, 2021	14.00	4.63	April, 2026	$8	$8	$340	$340
December, 2021	10.40	4.88	December, 2026	6	6	252	252
March, 2024	6.00	7.25	March, 2029	6	3	145	145
	30.40			$20	$17	$737	$737
Distributions paid during the three and six months ended June 30, 2025, totaled $10 million and $20 million, respectively (2024: $10 million and $17 million, respectively).